Shareholder Report, Holdings (Details)	Jun. 30, 2025
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	70.20%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	44.10%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	87.60%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	56.50%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity SAI Municipal Income Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity SAI Municipal Income Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity SAI Municipal Income Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity SAI Municipal Income Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity SAI Municipal Income Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity SAI Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	34.40%
Fidelity SAI Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity SAI Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity SAI Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity SAI Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity SAI Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity SAI Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity SAI Municipal Income Fund | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity SAI Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity SAI Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	43.10%
Fidelity SAI Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Fidelity SAI Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity SAI Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI Municipal Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Municipal Income Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity SAI Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity SAI Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity SAI International Credit Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity SAI International Credit Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity SAI International Credit Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity SAI International Credit Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity SAI International Credit Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity SAI International Credit Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity SAI International Credit Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity SAI International Credit Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity SAI International Credit Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity SAI International Credit Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity SAI International Credit Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity SAI International Credit Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity SAI International Credit Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity SAI International Credit Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	39.60%
Fidelity SAI International Credit Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity SAI International Credit Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity SAI International Credit Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity SAI International Credit Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity SAI International Credit Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity SAI International Credit Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity SAI International Credit Fund | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity SAI International Credit Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	30.70%
Fidelity SAI International Credit Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity SAI International Credit Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity SAI International Credit Fund | France
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity SAI International Credit Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity SAI International Credit Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity SAI International Credit Fund | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity SAI International Credit Fund | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity SAI International Credit Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity SAI International Credit Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity SAI International Credit Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity SAI International Credit Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity SAI International Credit Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	61.60%
Fidelity SAI International Credit Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity SAI International Credit Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity International Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity International Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity International Bond Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity International Bond Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity International Bond Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity International Bond Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity International Bond Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity International Bond Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity International Bond Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity International Bond Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity International Bond Index Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity International Bond Index Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity International Bond Index Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity International Bond Index Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity International Bond Index Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity International Bond Index Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity International Bond Index Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity International Bond Index Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	46.00%
Fidelity International Bond Index Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity International Bond Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity International Bond Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity International Bond Index Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity International Bond Index Fund | France
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity International Bond Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity International Bond Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity International Bond Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Fidelity International Bond Index Fund | China
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity International Bond Index Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity International Bond Index Fund | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity International Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity International Bond Index Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity International Bond Index Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	69.80%
Fidelity International Bond Index Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Inflation-Protected Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	77.50%
Fidelity Inflation-Protected Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Fidelity Inflation-Protected Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	48.60%
Fidelity Inflation-Protected Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Fidelity Inflation-Protected Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Inflation-Protected Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Inflation-Protected Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity Inflation-Protected Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity SAI Inflation-Protected Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	79.10%
Fidelity SAI Inflation-Protected Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Fidelity SAI Inflation-Protected Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	47.10%
Fidelity SAI Inflation-Protected Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Fidelity SAI Inflation-Protected Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity SAI Inflation-Protected Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity SAI Inflation-Protected Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity SAI Inflation-Protected Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%